CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest in VIE	Total
Beginning Balances, Amount at Dec. 31, 2010	$ 1	$ 1	$ 504,635	$ (511,794)	$ 94,972	$ 87,815
Beginning Balances, Shares at Dec. 31, 2010	1,456	861
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Amount			2,278			2,278
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Shares		18
Conversion of preferred stock to common stock, Amount
Conversion of preferred stock to common stock, Shares	(529)	30
Shares issued on Convertible Notes, Amount		4	36,860			36,864
Shares issued on Convertible Notes, Shares		4,257
Shares issued in private placement, Amount		1	5,554			5,555
Shares issued in private placement, Shares		508
Warrant exercises, Amount		1	1,157			1,157
Warrant exercises, Shares		101
Purchase of interests in New PE Holdco			6,468		(15,585)	(9,117)
Preferred stock dividends				(1,265)		(1,265)
Net income (loss)				3,074	(7,097)	(4,023)
Ending Balances, Amount at Dec. 31, 2011	1	6	556,952	(509,985)	72,290	119,264
Ending Balances, Shares at Dec. 31, 2011	927	5,775
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Amount			806			806
Stock-based compensation expense - restricted stock and options to employees and directors, net of cancellations, Shares		(3)
Shares issued on equity offerings, Amount		4	15,856			15,860
Shares issued on equity offerings, Shares		3,700
Shares issued as payment of prior unpaid Series B preferred dividends, Amount			1,462			1,462
Shares issued as payment of prior unpaid Series B preferred dividends, Shares		302
Warrant exercises, Amount			139			139
Warrant exercises, Shares		15
Purchase of interests in New PE Holdco			7,646		(27,647)	(20,001)
Preferred stock dividends				(1,268)		(1,268)
Net income (loss)				(19,057)	(24,298)	(43,355)
Ending Balances, Amount at Dec. 31, 2012	$ 1	$ 10	$ 582,861	$ (530,310)	$ 20,345	$ 72,907
Ending Balances, Shares at Dec. 31, 2012	927	9,789